UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

February 28, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Dividend Income Fund

Class A EAPDX

Annual Shareholder Report February 28, 2025

This annual shareholder report contains important information about the Parametric Dividend Income Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.66%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Diversification at the sector level ― the Fund pursues an equal-sector representation ― detracted from performance relative to the Index during the period

↓ Security level diversification ― the Fund pursues an equal weighting across securities ranking highest on Parametric’s propriety score factor ― hurt returns

↓ An underweight allocation to the financials sector detracted from returns, as interest-rate cuts by the U.S. Federal Reserve helped push up bank stock prices

↓ Stock selections in the consumer discretionary sector ― particularly overweight positions in luxury and recreation stocks that fell in value ― hurt returns

↓ Stock selections in the communication services sector ― particularly overweight positions in poor-performing media and advertising firms ― hurt relative returns

↑ Stock selections in the health care sector ― especially overweight positions in medical suppliers, devices and diagnostics firms ― helped relative returns

↑ An overweight allocation to the utilities sector helped Index-relative performance as high demand for electricity to power data centers drove up utility prices

↑ An underweight allocation to health care ― the weakest-performing sector within the Index amid low pharmaceutical and insurance stock prices ― helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Value Index
2/15	$10,000	$10,000	$10,000
3/15	$9,376	$9,842	$9,864
4/15	$9,411	$9,936	$9,956
5/15	$9,402	$10,064	$10,076
6/15	$9,213	$9,869	$9,875
7/15	$9,310	$10,076	$9,918
8/15	$8,896	$9,468	$9,327
9/15	$8,748	$9,234	$9,046
10/15	$9,394	$10,013	$9,728
11/15	$9,465	$10,042	$9,765
12/15	$9,169	$9,884	$9,555
1/16	$8,924	$9,394	$9,062
2/16	$9,142	$9,381	$9,059
3/16	$9,815	$10,017	$9,712
4/16	$9,970	$10,056	$9,916
5/16	$10,034	$10,237	$10,070
6/16	$10,255	$10,263	$10,157
7/16	$10,493	$10,642	$10,452
8/16	$10,466	$10,657	$10,532
9/16	$10,444	$10,659	$10,511
10/16	$10,232	$10,464	$10,348
11/16	$10,721	$10,852	$10,939
12/16	$10,942	$11,066	$11,212
1/17	$11,035	$11,276	$11,292
2/17	$11,333	$11,724	$11,698
3/17	$11,263	$11,738	$11,579
4/17	$11,301	$11,858	$11,557
5/17	$11,329	$12,025	$11,546
6/17	$11,425	$12,100	$11,734
7/17	$11,604	$12,349	$11,890
8/17	$11,510	$12,387	$11,752
9/17	$11,887	$12,642	$12,100
10/17	$12,039	$12,937	$12,188
11/17	$12,456	$13,334	$12,561
12/17	$12,634	$13,482	$12,744
1/18	$13,126	$14,254	$13,237
2/18	$12,451	$13,729	$12,605
3/18	$12,334	$13,380	$12,383
4/18	$12,508	$13,431	$12,424
5/18	$12,682	$13,755	$12,498
6/18	$12,752	$13,839	$12,529
7/18	$13,200	$14,354	$13,025
8/18	$13,345	$14,822	$13,217
9/18	$13,378	$14,906	$13,243
10/18	$12,542	$13,888	$12,558
11/18	$12,915	$14,171	$12,933
12/18	$11,671	$12,891	$11,691
1/19	$12,664	$13,924	$12,601
2/19	$13,050	$14,371	$13,003
3/19	$13,073	$14,650	$13,086
4/19	$13,349	$15,244	$13,550
5/19	$12,461	$14,275	$12,679
6/19	$13,314	$15,281	$13,589
7/19	$13,386	$15,501	$13,702
8/19	$12,921	$15,255	$13,299
9/19	$13,414	$15,540	$13,773
10/19	$13,476	$15,877	$13,966
11/19	$13,776	$16,453	$14,398
12/19	$14,196	$16,950	$14,794
1/20	$13,791	$16,943	$14,475
2/20	$12,428	$15,549	$13,074
3/20	$10,075	$13,628	$10,839
4/20	$11,547	$15,375	$12,058
5/20	$12,020	$16,107	$12,471
6/20	$12,049	$16,428	$12,388
7/20	$12,483	$17,354	$12,878
8/20	$12,779	$18,601	$13,411
9/20	$12,387	$17,895	$13,081
10/20	$12,398	$17,419	$12,909
11/20	$13,923	$19,326	$14,646
12/20	$14,354	$20,069	$15,207
1/21	$14,344	$19,866	$15,068
2/21	$15,181	$20,414	$15,979
3/21	$16,245	$21,308	$16,919
4/21	$16,710	$22,445	$17,595
5/21	$17,218	$22,602	$18,006
6/21	$17,044	$23,129	$17,800
7/21	$17,077	$23,679	$17,942
8/21	$17,240	$24,399	$18,298
9/21	$16,598	$23,264	$17,661
10/21	$17,375	$24,894	$18,558
11/21	$16,915	$24,721	$17,904
12/21	$18,095	$25,829	$19,033
1/22	$17,875	$24,493	$18,590
2/22	$17,875	$23,759	$18,374
3/22	$18,566	$24,642	$18,893
4/22	$17,901	$22,493	$17,827
5/22	$18,422	$22,534	$18,174
6/22	$16,927	$20,674	$16,586
7/22	$17,863	$22,580	$17,686
8/22	$17,417	$21,659	$17,159
9/22	$15,911	$19,665	$15,654
10/22	$17,583	$21,257	$17,259
11/22	$18,798	$22,445	$18,338
12/22	$18,101	$21,151	$17,599
1/23	$18,845	$22,480	$18,511
2/23	$18,134	$21,932	$17,858
3/23	$18,067	$22,737	$17,776
4/23	$18,101	$23,092	$18,044
5/23	$16,920	$23,192	$17,348
6/23	$17,999	$24,725	$18,500
7/23	$18,697	$25,519	$19,151
8/23	$18,216	$25,113	$18,634
9/23	$17,564	$23,916	$17,915
10/23	$17,160	$23,413	$17,282
11/23	$18,140	$25,551	$18,586
12/23	$18,972	$26,712	$19,616
1/24	$18,786	$27,161	$19,636
2/24	$19,007	$28,611	$20,361
3/24	$20,003	$29,531	$21,379
4/24	$19,287	$28,325	$20,465
5/24	$19,827	$29,730	$21,114
6/24	$19,586	$30,796	$20,916
7/24	$20,622	$31,171	$21,985
8/24	$20,964	$31,927	$22,575
9/24	$21,214	$32,609	$22,888
10/24	$20,834	$32,313	$22,636
11/24	$21,948	$34,210	$24,081
12/24	$20,528	$33,395	$22,434
1/25	$21,033	$34,325	$23,473
2/25	$21,116	$33,877	$23,568

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	11.14%	11.18%	8.34%
Class A with 5.25% Maximum Sales Charge	5.33%	10.00%	7.75%
S&P 500® Index	18.41%	16.84%	12.97%
Russell 1000® Value Index	15.75%	12.50%	8.94%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the S&P 500® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$21,524,016
# of Portfolio Holdings	191
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Communication Services	5.1%
Consumer Discretionary	9.9%
Information Technology	10.3%
Industrials	10.4%
Materials	10.4%
Energy	10.6%
Financials	10.6%
Utilities	10.6%
Consumer Staples	10.7%
Health Care	11.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Royalty Pharma PLC, Class A	0.7%
National Fuel Gas Co.	0.7%
AT&T, Inc.	0.6%
Philip Morris International, Inc.	0.6%
American Electric Power Co., Inc.	0.6%
AbbVie, Inc.	0.6%
Fidelity National Financial, Inc.	0.6%
LKQ Corp.	0.6%
Gilead Sciences, Inc.	0.6%
Devon Energy Corp.	0.6%
Total	6.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report February 28, 2025

EAPDX-TSR-AR

Parametric Dividend Income Fund

Class I EIPDX

Annual Shareholder Report February 28, 2025

This annual shareholder report contains important information about the Parametric Dividend Income Fund for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.41%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ Diversification at the sector level ― the Fund pursues an equal-sector representation ― detracted from performance relative to the Index during the period

↓ Security level diversification ― the Fund pursues an equal weighting across securities ranking highest on Parametric’s propriety score factor ― hurt returns

↓ An underweight allocation to the financials sector detracted from returns, as interest-rate cuts by the U.S. Federal Reserve helped push up bank stock prices

↓ Stock selections in the consumer discretionary sector ― particularly overweight positions in luxury and recreation stocks that fell in value ― hurt returns

↓ Stock selections in the communication services sector ― particularly overweight positions in poor-performing media and advertising firms ― hurt relative returns

↑ Stock selections in the health care sector ― especially overweight positions in medical suppliers, devices and diagnostics firms ― helped relative returns

↑ An overweight allocation to the utilities sector helped Index-relative performance as high demand for electricity to power data centers drove up utility prices

↑ An underweight allocation to health care ― the weakest-performing sector within the Index amid low pharmaceutical and insurance stock prices ― helped returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index	Russell 1000® Value Index
2/15	$1,000,000	$1,000,000	$1,000,000
3/15	$990,958	$984,186	$986,387
4/15	$993,724	$993,627	$995,609
5/15	$993,728	$1,006,404	$1,007,574
6/15	$973,425	$986,922	$987,456
7/15	$983,658	$1,007,600	$991,786
8/15	$939,916	$946,807	$932,718
9/15	$924,812	$923,380	$904,559
10/15	$993,211	$1,001,271	$972,811
11/15	$1,001,648	$1,004,248	$976,534
12/15	$970,830	$988,409	$955,533
1/16	$944,926	$939,360	$906,159
2/16	$967,951	$938,093	$905,930
3/16	$1,039,721	$1,001,732	$971,188
4/16	$1,056,138	$1,005,615	$991,590
5/16	$1,062,900	$1,023,674	$1,006,991
6/16	$1,085,888	$1,026,326	$1,015,699
7/16	$1,112,108	$1,064,166	$1,045,190
8/16	$1,109,191	$1,065,660	$1,053,249
9/16	$1,107,554	$1,065,861	$1,051,054
10/16	$1,085,067	$1,046,419	$1,034,787
11/16	$1,136,875	$1,085,173	$1,093,888
12/16	$1,160,379	$1,106,623	$1,121,227
1/17	$1,171,233	$1,127,611	$1,129,215
2/17	$1,202,808	$1,172,384	$1,169,792
3/17	$1,195,155	$1,173,752	$1,157,876
4/17	$1,200,111	$1,185,806	$1,155,703
5/17	$1,202,096	$1,202,494	$1,154,570
6/17	$1,213,875	$1,209,999	$1,173,444
7/17	$1,231,866	$1,234,880	$1,189,040
8/17	$1,222,874	$1,238,660	$1,175,189
9/17	$1,263,632	$1,264,211	$1,209,996
10/17	$1,279,737	$1,293,712	$1,218,781
11/17	$1,325,043	$1,333,390	$1,256,102
12/17	$1,343,601	$1,348,216	$1,274,438
1/18	$1,395,838	$1,425,406	$1,323,710
2/18	$1,324,159	$1,372,870	$1,260,501
3/18	$1,312,652	$1,337,981	$1,238,328
4/18	$1,332,190	$1,343,115	$1,242,416
5/18	$1,350,684	$1,375,459	$1,249,791
6/18	$1,357,827	$1,383,925	$1,252,886
7/18	$1,406,512	$1,435,426	$1,302,474
8/18	$1,420,973	$1,482,200	$1,321,725
9/18	$1,426,191	$1,490,637	$1,324,347
10/18	$1,337,258	$1,388,751	$1,255,770
11/18	$1,377,015	$1,417,052	$1,293,262
12/18	$1,244,470	$1,289,105	$1,169,076
1/19	$1,350,240	$1,392,409	$1,260,070
2/19	$1,391,254	$1,437,116	$1,300,332
3/19	$1,394,657	$1,465,042	$1,308,599
4/19	$1,425,088	$1,524,361	$1,355,016
5/19	$1,330,523	$1,427,491	$1,267,893
6/19	$1,421,175	$1,528,095	$1,358,908
7/19	$1,428,826	$1,550,057	$1,370,172
8/19	$1,380,423	$1,525,503	$1,329,882
9/19	$1,432,865	$1,554,046	$1,377,329
10/19	$1,439,474	$1,587,706	$1,396,581
11/19	$1,472,513	$1,645,338	$1,439,758
12/19	$1,517,262	$1,694,998	$1,479,364
1/20	$1,475,088	$1,694,333	$1,447,538
2/20	$1,328,586	$1,554,857	$1,307,350
3/20	$1,077,365	$1,362,812	$1,083,931
4/20	$1,234,641	$1,537,517	$1,205,788
5/20	$1,286,322	$1,610,745	$1,247,109
6/20	$1,290,175	$1,642,779	$1,238,831
7/20	$1,336,529	$1,735,407	$1,287,806
8/20	$1,368,184	$1,860,149	$1,341,057
9/20	$1,327,261	$1,789,469	$1,308,116
10/20	$1,327,266	$1,741,881	$1,290,924
11/20	$1,491,470	$1,932,554	$1,464,571
12/20	$1,537,407	$2,006,857	$1,520,722
1/21	$1,537,401	$1,986,596	$1,506,795
2/21	$1,627,085	$2,041,376	$1,597,855
3/21	$1,741,903	$2,130,780	$1,691,880
4/21	$1,791,667	$2,244,497	$1,759,540
5/21	$1,847,209	$2,260,173	$1,800,616
6/21	$1,828,606	$2,312,937	$1,779,996
7/21	$1,833,272	$2,367,880	$1,794,222
8/21	$1,850,754	$2,439,877	$1,829,804
9/21	$1,781,948	$2,326,399	$1,766,112
10/21	$1,866,411	$2,489,391	$1,855,791
11/21	$1,815,968	$2,472,142	$1,790,393
12/21	$1,943,782	$2,582,934	$1,903,342
1/22	$1,920,149	$2,449,274	$1,859,006
2/22	$1,921,331	$2,375,940	$1,837,433
3/22	$1,995,500	$2,464,157	$1,889,302
4/22	$1,924,190	$2,249,278	$1,782,739
5/22	$1,981,238	$2,253,405	$1,817,394
6/22	$1,820,876	$2,067,400	$1,658,605
7/22	$1,921,371	$2,258,024	$1,768,592
8/22	$1,873,516	$2,165,937	$1,715,895
9/22	$1,712,287	$1,966,457	$1,565,434
10/22	$1,892,024	$2,125,664	$1,725,938
11/22	$2,023,830	$2,244,455	$1,833,794
12/22	$1,948,725	$2,115,142	$1,759,871
1/23	$2,028,760	$2,248,045	$1,851,068
2/23	$1,953,575	$2,193,195	$1,785,801
3/23	$1,946,381	$2,273,716	$1,777,577
4/23	$1,951,265	$2,309,205	$1,804,360
5/23	$1,823,053	$2,319,243	$1,734,770
6/23	$1,940,357	$2,472,487	$1,850,005
7/23	$2,015,460	$2,551,916	$1,915,061
8/23	$1,964,981	$2,511,285	$1,863,361
9/23	$1,894,741	$2,391,553	$1,791,455
10/23	$1,851,312	$2,341,267	$1,728,248
11/23	$1,956,782	$2,555,084	$1,858,644
12/23	$2,047,474	$2,671,163	$1,961,600
1/24	$2,027,413	$2,716,050	$1,963,631
2/24	$2,052,489	$2,861,075	$2,036,068
3/24	$2,159,834	$2,953,129	$2,137,861
4/24	$2,082,697	$2,832,509	$2,046,541
5/24	$2,140,866	$2,972,958	$2,111,417
6/24	$2,116,273	$3,079,634	$2,091,556
7/24	$2,228,057	$3,117,121	$2,198,479
8/24	$2,264,895	$3,192,732	$2,257,454
9/24	$2,293,102	$3,260,920	$2,288,787
10/24	$2,252,176	$3,231,348	$2,263,597
11/24	$2,373,674	$3,421,031	$2,408,147
12/24	$2,220,445	$3,339,480	$2,243,448
1/25	$2,274,943	$3,432,476	$2,347,286
2/25	$2,286,093	$3,387,689	$2,356,817

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	11.38%	11.46%	8.61%
S&P 500® Index	18.41%	16.84%	12.97%
Russell 1000® Value Index	15.75%	12.50%	8.94%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the S&P 500® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$21,524,016
# of Portfolio Holdings	191
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (net of waiver)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Communication Services	5.1%
Consumer Discretionary	9.9%
Information Technology	10.3%
Industrials	10.4%
Materials	10.4%
Energy	10.6%
Financials	10.6%
Utilities	10.6%
Consumer Staples	10.7%
Health Care	11.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Royalty Pharma PLC, Class A	0.7%
National Fuel Gas Co.	0.7%
AT&T, Inc.	0.6%
Philip Morris International, Inc.	0.6%
American Electric Power Co., Inc.	0.6%
AbbVie, Inc.	0.6%
Fidelity National Financial, Inc.	0.6%
LKQ Corp.	0.6%
Gilead Sciences, Inc.	0.6%
Devon Energy Corp.	0.6%
Total	6.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report February 28, 2025

EIPDX-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Parametric Dividend Income Fund (the “Fund(s)”) is a series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 30 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended February 29, 2024 and February 28, 2025 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Parametric Dividend Income Fund

Fiscal Years Ended	2/29/24	2/28/25
Audit Fees	$27,600	$28,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$27,600	$28,900

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (January 31, February 28/29, September 30, October 31, or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/23	10/31/23	12/31/23	1/31/24	2/29/24	9/30/24	10/31/24	12/31/24	1/31/25	2/28/25
Audit Fees	$117,600	$828,300	$142,400	$166,600	$27,600	$131,767	$854,800	$151,200	$166,400	$28,900
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$5,566	$0	$0	$0	$0	$0	$0	$0	$0

Total	$117,600	$833,866	$142,400	$166,600	$27,600	$131,767	$854,800	$151,200	$166,400	$28,900

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	9/30/23	10/31/23	12/31/23	1/31/24	2/29/24	9/30/24	10/31/24	12/31/24	1/31/25	2/28/25
Registrant(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$52,836	$52,836	$52,836	$52,836	$18,490	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Parametric
Dividend Income Fund
Annual Financial Statements and
Additional Information
February 28, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information February 28, 2025
Parametric
Dividend Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
Dividend Income Fund
February 28, 2025
Portfolio of Investments

Common Stocks — 100.1%
Security	Shares	Value
Aerospace & Defense — 1.6%
General Dynamics Corp.	372	$ 93,967
Lockheed Martin Corp.	247	111,242
RTX Corp.	986	131,128
		$ 336,337
Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	823	$ 97,962
		$ 97,962
Automobile Components — 1.5%
Gentex Corp.	3,950	$ 96,064
LCI Industries	1,096	113,787
Lear Corp.	1,131	106,302
		$ 316,153
Banks — 2.1%
Commerce Bancshares, Inc.	1,812	$ 117,871
Cullen/Frost Bankers, Inc.	896	122,779
Prosperity Bancshares, Inc.	1,425	109,383
Regions Financial Corp.	4,195	99,463
		$ 449,496
Beverages — 2.6%
Brown-Forman Corp., Class B(1)	2,500	$ 82,775
Coca-Cola Co.	1,849	131,667
Keurig Dr. Pepper, Inc.	3,340	111,957
Molson Coors Beverage Co., Class B	2,028	124,296
PepsiCo, Inc.	746	114,489
		$ 565,184
Biotechnology — 1.2%
AbbVie, Inc.	653	$ 136,497
Gilead Sciences, Inc.	1,163	132,942
		$ 269,439
Building Products — 0.5%
A.O. Smith Corp.	1,685	$ 112,019
		$ 112,019
Capital Markets — 1.5%
CME Group, Inc.	462	$ 117,242
Security	Shares	Value
Capital Markets (continued)
Janus Henderson Group PLC	2,653	$ 111,956
T. Rowe Price Group, Inc.	937	99,060
		$ 328,258
Chemicals — 5.7%
Air Products and Chemicals, Inc.	398	$ 125,828
Corteva, Inc.	2,056	129,487
Dow, Inc.	2,706	103,126
DuPont de Nemours, Inc.	1,411	115,377
Eastman Chemical Co.	1,181	115,561
FMC Corp.	2,160	79,704
Huntsman Corp.	5,538	93,758
Linde PLC	264	123,301
LyondellBasell Industries NV, Class A	1,550	119,087
PPG Industries, Inc.	956	108,238
RPM International, Inc.	918	113,731
		$ 1,227,198
Communications Equipment — 0.6%
Cisco Systems, Inc.	1,991	$ 127,643
		$ 127,643
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	126	$ 132,125
Walmart, Inc.	1,154	113,796
		$ 245,921
Containers & Packaging — 2.6%
Amcor PLC	11,469	$ 116,066
AptarGroup, Inc.	723	106,100
International Paper Co.	2,149	121,096
Packaging Corp. of America	473	100,792
Sonoco Products Co.	2,219	106,113
		$ 550,167
Distributors — 1.2%
Genuine Parts Co.	924	$ 115,389
LKQ Corp.	3,154	133,067
		$ 248,456
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	5,116	$ 140,229
Cogent Communications Holdings, Inc.(1)	1,426	104,198
Verizon Communications, Inc.	2,740	118,094
		$ 362,521

See Notes to Financial Statements.

Parametric
Dividend Income Fund
February 28, 2025
Portfolio of Investments — continued

Security	Shares	Value
Electric Utilities — 5.7%
Alliant Energy Corp.	1,817	$ 117,251
American Electric Power Co., Inc.	1,294	137,229
Duke Energy Corp.	995	116,903
Evergy, Inc.	1,843	127,001
IDACORP, Inc.	1,052	124,041
OGE Energy Corp.	2,647	122,503
Pinnacle West Capital Corp.	1,382	127,890
Portland General Electric Co.	2,513	112,658
PPL Corp.	3,174	111,757
Southern Co.	1,351	121,306
		$ 1,218,539
Electrical Equipment — 0.5%
Emerson Electric Co.	910	$ 110,665
		$ 110,665
Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class A	1,566	$ 104,296
Avnet, Inc.	2,113	106,791
Corning, Inc.	2,389	119,808
Vishay Intertechnology, Inc.	6,304	108,051
		$ 438,946
Energy Equipment & Services — 1.4%
Baker Hughes Co.	2,621	$ 116,871
Helmerich & Payne, Inc.	3,381	89,630
Noble Corp. PLC	3,508	90,857
		$ 297,358
Entertainment — 0.4%
Electronic Arts, Inc.	726	$ 93,741
		$ 93,741
Financial Services — 2.1%
Essent Group Ltd.	1,979	$ 114,030
Jack Henry & Associates, Inc.	646	112,139
MGIC Investment Corp.	4,525	111,360
Western Union Co.	10,094	109,318
		$ 446,847
Food Products — 4.1%
Archer-Daniels-Midland Co.	2,258	$ 106,578
Bunge Global SA	1,496	110,988
General Mills, Inc.	1,681	101,902
Hormel Foods Corp.	3,744	107,191
Ingredion, Inc.	777	101,484
Security	Shares	Value
Food Products (continued)
Kellanova	1,440	$ 119,376
Kraft Heinz Co.	3,515	107,946
Mondelez International, Inc., Class A	1,949	125,184
		$ 880,649
Gas Utilities — 2.4%
Atmos Energy Corp.	818	$ 124,442
National Fuel Gas Co.	1,870	140,624
ONE Gas, Inc.	1,542	115,881
Spire, Inc.	1,710	131,431
		$ 512,378
Ground Transportation — 0.5%
Landstar System, Inc.	712	$ 113,066
		$ 113,066
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	952	$ 131,385
Becton Dickinson & Co.	472	106,450
Medtronic PLC	1,348	124,043
Zimmer Biomet Holdings, Inc.	1,121	116,943
		$ 478,821
Health Care Providers & Services — 4.3%
Cardinal Health, Inc.	909	$ 117,697
Cencora, Inc.	494	125,249
Chemed Corp.	219	131,575
Labcorp Holdings, Inc.	497	124,767
Patterson Cos., Inc.	3,464	107,869
Premier, Inc., Class A(1)	5,010	91,082
Quest Diagnostics, Inc.	764	132,096
UnitedHealth Group, Inc.	211	100,216
		$ 930,551
Hotels, Restaurants & Leisure — 2.0%
Darden Restaurants, Inc.	586	$ 117,470
Texas Roadhouse, Inc.	635	116,897
Vail Resorts, Inc.	548	87,126
Wendy's Co.	6,534	101,277
		$ 422,770
Household Durables — 1.0%
Garmin Ltd.	530	$ 121,333
Whirlpool Corp.(1)	1,023	104,131
		$ 225,464

See Notes to Financial Statements.

Parametric
Dividend Income Fund
February 28, 2025
Portfolio of Investments — continued

Security	Shares	Value
Household Products — 1.6%
Church & Dwight Co., Inc.	1,145	$ 127,324
Kimberly-Clark Corp.	819	116,306
Procter & Gamble Co.	640	111,258
		$ 354,888
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	529	$ 112,619
		$ 112,619
Insurance — 5.0%
Aflac, Inc.	1,058	$ 115,819
Cincinnati Financial Corp.	790	116,770
Fidelity National Financial, Inc.	2,102	135,642
Hanover Insurance Group, Inc.	700	119,371
MetLife, Inc.	1,382	119,101
Old Republic International Corp.	2,958	113,913
Principal Financial Group, Inc.	1,470	130,889
Prudential Financial, Inc.	902	103,820
Travelers Cos., Inc.	472	122,007
		$ 1,077,332
Interactive Media & Services — 0.4%
Shutterstock, Inc.	3,621	$ 77,815
		$ 77,815
IT Services — 2.2%
Accenture PLC, Class A	337	$ 117,445
Amdocs Ltd.	1,252	109,237
Cognizant Technology Solutions Corp., Class A	1,489	124,078
International Business Machines Corp.	488	123,191
		$ 473,951
Leisure Products — 1.0%
Hasbro, Inc.	1,923	$ 125,207
Polaris, Inc.	1,834	82,383
		$ 207,590
Life Sciences Tools & Services — 0.4%
Danaher Corp.	417	$ 86,636
		$ 86,636
Machinery — 2.6%
Cummins, Inc.	308	$ 113,399
Donaldson Co., Inc.	1,591	109,922
Graco, Inc.	1,337	116,413
Security	Shares	Value
Machinery (continued)
IDEX Corp.	541	$ 105,132
Snap-on, Inc.	333	113,610
		$ 558,476
Media — 2.6%
Comcast Corp., Class A	3,107	$ 111,479
Interpublic Group of Cos., Inc.	4,176	114,422
New York Times Co., Class A	2,195	105,557
News Corp., Class B(1)	3,538	114,207
Omnicom Group, Inc.	1,343	111,147
		$ 556,812
Metals & Mining — 2.2%
Newmont Corp.	2,909	$ 124,622
Reliance, Inc.	395	117,378
Royal Gold, Inc.	818	120,246
Southern Copper Corp.	1,339	119,077
		$ 481,323
Multi-Utilities — 2.7%
Consolidated Edison, Inc.	1,297	$ 131,672
Dominion Energy, Inc.	1,986	112,447
Public Service Enterprise Group, Inc.	1,369	111,094
Sempra	1,220	87,316
WEC Energy Group, Inc.	1,206	128,668
		$ 571,197
Oil, Gas & Consumable Fuels — 9.3%
Antero Midstream Corp.	7,068	$ 119,803
Chevron Corp.	750	118,965
Chord Energy Corp.	893	102,070
ConocoPhillips	1,080	107,082
Coterra Energy, Inc.	4,204	113,466
Devon Energy Corp.	3,666	132,783
DHT Holdings, Inc.	12,108	125,186
Diamondback Energy, Inc.	715	113,656
DT Midstream, Inc.	1,172	112,617
EOG Resources, Inc.	958	121,609
Exxon Mobil Corp.	1,012	112,666
HF Sinclair Corp.	3,227	113,816
Kinder Morgan, Inc.	4,162	112,790
ONEOK, Inc.	1,141	114,545
Phillips 66	959	124,373

See Notes to Financial Statements.

Parametric
Dividend Income Fund
February 28, 2025
Portfolio of Investments — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	974	$ 127,331
Williams Cos., Inc.	2,049	119,211
		$ 1,991,969
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	1,905	$ 113,576
Johnson & Johnson	750	123,765
Merck & Co., Inc.	1,149	105,995
Pfizer, Inc.	4,430	117,085
Royalty Pharma PLC, Class A	4,510	151,717
		$ 612,138
Professional Services — 2.0%
Automatic Data Processing, Inc.	366	$ 115,356
ManpowerGroup, Inc.	1,992	114,799
Paychex, Inc.	765	116,027
Robert Half, Inc.	1,608	95,017
		$ 441,199
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	549	$ 126,303
Kulicke & Soffa Industries, Inc.	2,266	86,720
Power Integrations, Inc.	1,712	104,090
Skyworks Solutions, Inc.	1,181	78,725
Texas Instruments, Inc.	565	110,734
		$ 506,572
Software — 2.2%
Dolby Laboratories, Inc., Class A	1,459	$ 119,069
InterDigital, Inc.	582	124,339
Microsoft Corp.	279	110,760
Roper Technologies, Inc.	200	116,900
		$ 471,068
Specialty Retail — 1.6%
Best Buy Co., Inc.	1,338	$ 120,300
Home Depot, Inc.	290	115,014
TJX Cos., Inc.	904	112,783
		$ 348,097
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	4,989	$ 98,832
HP, Inc.	3,505	108,199
		$ 207,031
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.8%
Carter's, Inc.(1)	2,025	$ 83,572
Columbia Sportswear Co.	1,358	117,929
Oxford Industries, Inc.(1)	1,389	86,160
Steven Madden Ltd.	2,759	90,467
		$ 378,128
Tobacco — 1.2%
Altria Group, Inc.	2,186	$ 122,088
Philip Morris International, Inc.	897	139,286
		$ 261,374
Trading Companies & Distributors — 1.7%
Fastenal Co.	1,474	$ 111,626
MSC Industrial Direct Co., Inc., Class A	1,556	125,040
Watsco, Inc.	243	122,552
		$ 359,218
Total Common Stocks (identified cost $15,432,187)		$21,541,982

Short-Term Investments — 0.4%
Affiliated Fund — 0.0%(2)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.29%(3)	7,504	$ 7,504
Total Affiliated Fund (identified cost $7,504)		$ 7,504

Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%(4)	83,531	$ 83,531
Total Securities Lending Collateral (identified cost $83,531)		$ 83,531
Total Short-Term Investments (identified cost $91,035)		$ 91,035
Total Investments — 100.5% (identified cost $15,523,222)		$21,633,017
Other Assets, Less Liabilities — (0.5)%		$ (109,001)
Net Assets — 100.0%		$21,524,016

See Notes to Financial Statements.

Parametric
Dividend Income Fund
February 28, 2025
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at February 28, 2025. The aggregate market value of securities on loan at February 28, 2025 was $518,720.
(2)	Amount is less than 0.05%.
(3)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of February 28, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Parametric
Dividend Income Fund
February 28, 2025
Statement of Assets and Liabilities

February 28, 2025
Assets
Unaffiliated investments, at value (identified cost $15,515,718) — including $518,720 of securities on loan	$21,625,513
Affiliated investments, at value (identified cost $7,504)	7,504
Dividends receivable	44,982
Dividends receivable from affiliated investments	343
Receivable for Fund shares sold	345
Securities lending income receivable	73
Tax reclaims receivable	204
Receivable from affiliates	8,793
Trustees' deferred compensation plan	18,925
Total assets	$21,706,682
Liabilities
Collateral for securities loaned	$83,531
Payable to affiliates:
Investment adviser and administration fee	5,072
Distribution and service fees	1,283
Sub-transfer agency fee	591
Trustees' deferred compensation plan	18,925
Payable for custodian fee	18,745
Payable for legal and accounting services	40,368
Accrued expenses	14,151
Total liabilities	$182,666
Net Assets	$21,524,016
Sources of Net Assets
Paid-in capital	$17,098,362
Distributable earnings	4,425,654
Net Assets	$21,524,016
Class A Shares
Net Assets	$6,676,167
Shares Outstanding	409,082
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.32
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$17.22
Class I Shares
Net Assets	$14,847,849
Shares Outstanding	907,768
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.36
On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Parametric
Dividend Income Fund
February 28, 2025
Statement of Operations

Year Ended
February 28, 2025
Investment Income
Dividend income	$830,873
Dividend income from affiliated investments	5,900
Securities lending income, net	1,561
Total investment income	$838,334
Expenses
Investment adviser and administration fee	$81,597
Distribution and service fees:
Class A	12,985
Trustees’ fees and expenses	2,050
Custodian fee	31,352
Transfer and dividend disbursing agent fees	17,781
Legal and accounting services	47,631
Printing and postage	6,633
Registration fees	36,372
Interest expense and fees	3,754
Miscellaneous	12,683
Total expenses	$252,838
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$127,485
Total expense reductions	$127,485
Net expenses	$125,353
Net investment income	$712,981
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$5,457,968
Net realized gain	$5,457,968
Change in unrealized appreciation (depreciation):
Investments	$(3,099,219)
Net change in unrealized appreciation (depreciation)	$(3,099,219)
Net realized and unrealized gain	$2,358,749
Net increase in net assets from operations	$3,071,730

See Notes to Financial Statements.

Parametric
Dividend Income Fund
February 28, 2025
Statements of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$712,981	$2,658,041
Net realized gain	5,457,968	745,090
Net change in unrealized appreciation (depreciation)	(3,099,219)	(1,397,790)
Net increase in net assets from operations	$3,071,730	$2,005,341
Distributions to shareholders:
Class A	$(583,316)	$(117,821)
Class I	(1,960,787)	(2,911,037)
Total distributions to shareholders	$(2,544,103)	$(3,028,858)
Transactions in shares of beneficial interest:
Class A	$2,483,168	$189,883
Class I	(14,819,505)	(90,855,932)
Net decrease in net assets from Fund share transactions	$(12,336,337)	$(90,666,049)
Net decrease in net assets	$(11,808,710)	$(91,689,566)
Net Assets
At beginning of year	$33,332,726	$125,022,292
At end of year	$21,524,016	$33,332,726

See Notes to Financial Statements.

Parametric
Dividend Income Fund
February 28, 2025
Financial Highlights

	Class A
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
Net asset value — Beginning of year	$16.33	$16.07	$16.23	$14.13	$11.95
Income (Loss) From Operations
Net investment income(1)	$0.41	$0.44	$0.44	$0.38	$0.35
Net realized and unrealized gain (loss)	1.34	0.31	(0.21)	2.10	2.19
Total income from operations	$1.75	$0.75	$0.23	$2.48	$2.54
Less Distributions
From net investment income	$(0.42)	$(0.49)	$(0.39)	$(0.38)	$(0.36)
From net realized gain	(1.34)	—	—	—	—
Total distributions	$(1.76)	$(0.49)	$(0.39)	$(0.38)	$(0.36)
Net asset value — End of year	$16.32	$16.33	$16.07	$16.23	$14.13
Total Return(2)	11.14%	4.81%	1.45%	17.74%	22.15%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$6,676	$4,273	$3,998	$2,943	$3,140
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.13%(4)	0.82%(4)	0.76%	0.89%	0.99%
Net expenses	0.66%(4)(5)	0.69%(4)(5)	0.65%(5)	0.65%	0.65%
Net investment income	2.39%	2.78%	2.71%	2.39%	2.92%
Portfolio Turnover	53%	52%	38%	45%	61%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense of 0.01% and 0.04% for the years ended February 28, 2025 and February 29, 2024, respectively.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 28, 2025, February 29, 2024 and February 28, 2023).

See Notes to Financial Statements.

Parametric
Dividend Income Fund
February 28, 2025
Financial Highlights — continued

	Class I
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
Net asset value — Beginning of year	$16.37	$16.11	$16.26	$14.15	$11.97
Income (Loss) From Operations
Net investment income(1)	$0.46	$0.47	$0.49	$0.42	$0.38
Net realized and unrealized gain (loss)	1.33	0.32	(0.23)	2.11	2.20
Total income from operations	$1.79	$0.79	$0.26	$2.53	$2.58
Less Distributions
From net investment income	$(0.46)	$(0.53)	$(0.41)	$(0.42)	$(0.40)
From net realized gain	(1.34)	—	—	—	—
Total distributions	$(1.80)	$(0.53)	$(0.41)	$(0.42)	$(0.40)
Net asset value — End of year	$16.36	$16.37	$16.11	$16.26	$14.15
Total Return(2)	11.38%	5.06%	1.68%	18.09%	22.47%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$14,848	$29,060	$121,024	$35,539	$31,094
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.88%(4)	0.57%(4)	0.51%	0.64%	0.74%
Net expenses	0.41%(4)(5)	0.44%(4)(5)	0.40%(5)	0.40%	0.40%
Net investment income	2.68%	2.99%	3.04%	2.66%	3.19%
Portfolio Turnover	53%	52%	38%	45%	61%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes interest expense of 0.01% and 0.04% for the years ended February 28, 2025 and February 29, 2024, respectively.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended February 28, 2025, February 29, 2024 and February 28, 2023).

See Notes to Financial Statements.

Parametric
Dividend Income Fund
February 28, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Parametric Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return and current income. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares on April 29, 2022, and only for such shareholders’ accounts established prior to such date. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business,

Parametric
Dividend Income Fund
February 28, 2025
Notes to Financial Statements — continued

the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended February 28, 2025 and February 29, 2024 was as follows:
	Year Ended February 28, 2025	Year Ended February 29, 2024
Ordinary income	$745,495	$3,028,858
Long-term capital gains	$1,798,608	$ —
During the year ended February 28, 2025, distributable earnings was decreased by $362,669 and paid-in capital was increased by $362,669 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of February 28, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 50,992
Undistributed long-term capital gains	286,724
Net unrealized appreciation	4,087,938
Distributable earnings	$4,425,654
The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$17,545,079
Gross unrealized appreciation	$4,614,199
Gross unrealized depreciation	(526,261)
Net unrealized appreciation	$4,087,938

Parametric
Dividend Income Fund
February 28, 2025
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3000%
$1 billion but less than $2.5 billion	0.2875%
$2.5 billion but less than $5 billion	0.2750%
$5 billion and over	0.2675%
For the year ended February 28, 2025, the investment adviser and administration fee amounted to $81,597 or 0.30% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fee paid by the Fund due to its investment in the Liquidity Fund. For the year ended February 28, 2025, the investment adviser and administration fee paid was reduced by $179 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65% and 0.40% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after July 1, 2025. Pursuant to this agreement, EVM and Parametric waived and/or reimbursed $127,306 in total of the Fund's operating expenses for the year ended February 28, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2025, EVM earned $1,155 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2025 amounted to $12,985 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2025, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $14,298,745 and $28,458,274, respectively, for the year ended February 28, 2025.

Parametric
Dividend Income Fund
February 28, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended February 28, 2025		Year Ended February 29, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	185,040	$ 3,161,920	115,897	$ 1,823,910
Issued to shareholders electing to receive payments of distributions in Fund shares	36,629	583,316	7,459	117,821
Redemptions	(74,240)	(1,262,068)	(110,458)	(1,751,848)
Net increase	147,429	$ 2,483,168	12,898	$ 189,883
Class I
Sales	155,770	$ 2,653,017	1,452,189	$ 22,908,330
Issued to shareholders electing to receive payments of distributions in Fund shares	67,498	1,081,414	56,601	889,584
Redemptions	(1,090,829)	(18,553,936)	(7,245,733)	(114,653,846)
Net decrease	(867,561)	$(14,819,505)	(5,736,943)	$(90,855,932)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the year ended February 28, 2025 were $60,712 and 6.03%, respectively.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2025, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $518,720 and $532,775, respectively. Collateral received was comprised of cash of $83,531 and U.S. government and/or agencies securities of $449,244. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

Parametric
Dividend Income Fund
February 28, 2025
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$83,531	$ —	$ —	$ —	$83,531
The carrying amount of the liability for collateral for securities loaned at February 28, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2025.
10  Affiliated Investments
At February 28, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,504, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the year ended February 28, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,877	$7,908,474	$(7,904,847)	$ —	$ —	$7,504	$5,900	7,504
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$21,541,982*	$ —	$ —	$21,541,982
Short-Term Investments:
Affiliated Fund	7,504	—	—	7,504
Securities Lending Collateral	83,531	—	—	83,531
Total Investments	$ 21,633,017	$ —	$ —	$21,633,017
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Parametric
Dividend Income Fund
February 28, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Dividend Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric Dividend Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of February 28, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 15, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Parametric
Dividend Income Fund
February 28, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended February 28, 2025, the Fund designates approximately $789,350, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2025, $2,393,239 or, if subsequently determined to be different, the net capital gain of such year.

This Page Intentionally Left Blank

EAPDX-NCSR    2.28.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: April 22, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: April 22, 2025